UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-21496
                                                    ----------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                      Date of fiscal year end: MAY 31, 2005
                                              -------------

                   Date of reporting period: NOVEMBER 30, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                          MACQUARIE/FIRST TRUST GLOBAL
                   INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME
                                      FUND
                               SEMI-ANNUAL REPORT
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2004


 Shareholder Letter ..................................................   1

 Portfolio Components ................................................   2

 Portfolio of Investments ............................................   3

 Statement of Assets and Liabilities .................................   7

 Statement of Operations .............................................   8

 Statement of Changes in Net Assets ..................................   9

 Statement of Cash Flows .............................................  10

 Financial Highlights ................................................  11

 Notes to Financial Statements .......................................  12

 Dividend Reinvestment Plan ..........................................  17

 Proxy Voting Policies and Procedures ................................  17

 Portfolio Holdings ..................................................  17





                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Macquarie/First Trust Global Infrastructure/Utilities Dividend &Income Fund (the "Fund") and presents data and analysis that provide insight into the Fund's portfolio's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand how the Fund's performance and characteristics compared to that of relevant benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

INVESTMENTS IN THE FUND ARE NOT DEPOSITS WITH OR OTHER LIABILITIES OF MACQUARIE BANK LIMITED ACN 008 583 542, OR ANY ENTITY IN THE MACQUARIE BANK GROUP, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING POSSIBLE DELAYS IN REPAYMENT AND LOSS OF INCOME AND CAPITAL INVESTED. NONE OF MACQUARIE BANK LIMITED, MACQUARIE INFRASTRUCTURE FUND ADVISOR, LLC, FOUR CORNERS CAPITAL MANAGEMENT, LLC, AND ANY MEMBER COMPANY OF THE MACQUARIE BANK GROUP GUARANTEES ANY PARTICULAR RATE OF RETURN OR THE PERFORMANCE OF THE FUND, NOR DO THEY GUARANTEE THE REPAYMENT OF CAPITAL FROM THE FUND OR ANY TAX TREATMENT OF ANY DISTRIBUTION BY THE FUND.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------
  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 2004

Dear Shareholders:

The Macquarie/First Trust Global Infrastructure/Utilities Dividend and Income Fund (the "Fund") commenced trading on the New York Stock Exchange on March 26, 2004, under the ticker symbol MFD. We are pleased to announce that both the market share price and the net asset value (NAV) of the Fund are above the Fund's IPO price of $20.00 per share as of the date of this letter.

The Fund has posted a market share price total return of 20.8% from May 31, 2004 through November 30, 2004, which marked the midway point of the Fund's fiscal year. The Fund's NAV total return was 23.5% over the same period. Both returns outpaced the 18.5% gain posted by the S&P500 Utilities Accumulation Index (in U.S. dollars). At November 30, 2004 the Fund's market share price traded at a 10.0% discount to NAV and at January 11, 2005 the MFD discount is down to 5.8%.

The Fund's performance was primarily driven by equity investments in the Core component of the portfolio. In particular, the Fund benefited from the strong performance of its United Kingdom and Canadian equity investments. The Fund also benefited from weakness in the U.S. dollar.

With respect to the United Kingdom investments, the Portfolio Manager of the core component of the Fund's portfolio, Jon Fitch, of Macquarie Infrastructure Fund Adviser, LLC, capitalized on uncertainty surrounding the U.K. water regulatory review to establish positions in a number of U.K. water companies. The market responded positively to the finalization of this review process, with share prices of these companies performing well both leading up to and after the announcement of the final regulatory decision in December.

In Canada, the Portfolio Manager took advantage of general weakness in the Canadian income funds brought about by interest rate uncertainties, to establish positions in a number of infrastucture entities with attractive fundamentals. The entry into the Canadian market proved timely, and the Fund's holdings in Canada have provided attractive returns.

Four Corners Capital Management LLC manages the Fund's assets within the senior loan component of the portfolio. These assets are invested in senior loans primarily issued by infrastructure-oriented companies. Senior loans have performed well in 2004 due to the sustained economic expansion in the U.S. and rising short-term interest rates. Thanks to strong corporate revenues and profits, the default rate on senior loans has declined. As of November 30, 2004, the S&P/LSTA Leveraged Loan Index default rate stood at 1.15%, well below its recent peak of 7.26% at the close of 2000.

The Fund made a quarterly distribution on December 30, 2004 of $0.76 per share, which was larger than the distribution in the prior quarters. The larger distribution was attributable to strong dividend receipts from portfolio holdings during the fourth calendar quarter of 2004 (reflecting the semi-annual dividend payments of a number of holdings), the recognition of mark-to-market income from one of the Fund's investments and short-term capital gains.

While the past year has been a successful beginning for the Fund, global equity markets continue to face a number of challenges, including the outlook for global economic growth, high energy prices, volatility of the U.S. dollar and the potential for higher inflation and interest rates. The Fund continues to pursue its goal of providing a high level of current return, consisting of dividends, interest and other income, while attempting to preserve capital.

Please see the following page for a graphical depiction of the Fund's portfolio. The detailed holdings are shown on the Portfolio of Investments schedule.

We appreciate your continued confidence in our Fund.

Sincerely,
/S/JAMES A. BOWEN
James A. Bowen
President of the Macquarie/First Trust Global
Infrastructure/Utilities Dividend & Income Fund
January 12, 2004

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND NOVEMBER 30, 2004 (UNAUDITED)


PORTFOLIO COMPONENTS+

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
Core Component         70.4%
Senior Loans           23.5%
Repurchase Agreement    6.1%



INDUSTRY DIVERSIFICATION+

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
Water-Utilities                   14.7%
Electric-Utilities                21.5%
Heating/Energy Services            8.6%
Multi-Utilities                    7.1%
Gas-Pipelines                      8.0%
Power Generation                   6.7%
Gas-Utilities                      3.8%
Senior Floating Rate Interests    23.5%
Cash/Cash Equivalents              6.1%



COUNTRY DIVERSIFICATION+

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
Australia               5.2%
Canada                 22.0%
United Kingdom         21.7%
Italy                  12.6%
United States           8.9%
Senior Secured Loans   23.5%
Repurchase Agreements   6.1%



+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments schedules are based on net assets.

Page 2                  See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)

                                                                    MARKET
   SHARES                         DESCRIPTION                        VALUE
------------- -----------------------------------------------  --------------

COMMON STOCKS 66.6%

              AUSTRALIA - 7.2%
      330,015 Australian Pipeline Trust .....................  $      796,339
   13,190,788 Envestra Ltd. .................................      10,746,428
    1,717,775 GasNet Australia Group ........................       3,265,400
                                                               ---------------
                                                                   14,808,167
                                                               ---------------

              ITALY - 17.3%
    2,100,000 Enel SPA ......................................      18,727,572
    6,500,000 Terna SPA .....................................      17,061,615
                                                               ---------------
                                                                   35,789,187
                                                               ---------------

              UNITED KINGDOM - 29.9%
    1,323,275 AWG plc .......................................      19,021,360
    1,115,096 Kelda Group plc ...............................      11,488,799
    1,000,000 National Grid Transco plc .....................       9,151,292
      655,149 Severn Trent plc ..............................      11,139,345
    1,017,999 United Utilities plc ..........................      10,955,429
                                                               ---------------
                                                                   61,756,225
                                                               ---------------

              UNITED STATES - 12.2%
      265,000 Ameren Corp. ..................................      12,831,300
      285,000 Consolidated Edison, Inc. .....................      12,497,250
                                                               ---------------
                                                                   25,328,550
                                                               ---------------

              TOTAL COMMON STOCKS ...........................     137,682,129
                                                               ---------------
              (Cost $122,784,757)

CANADIAN INCOME TRUSTS - 30.2%
    1,723,300 Northland Power Income Fund ...................      19,116,376
    1,672,800 Pembina Pipeline Income Fund ..................      18,710,937
    1,390,300 The Consumer's Waterheater Income Fund ........      17,655,717
      629,200 UE Waterheater Income Fund ....................       6,873,814
                                                               ---------------

              TOTAL CANADIAN INCOME TRUSTS ..................      62,356,844
                                                               ---------------
              (Cost $46,434,805)

  PRINCIPAL
    VALUE
------------

SENIOR FLOATING RATE INTERESTS - 34.8%

              COMMERCIAL SERVICES & SUPPLIES - 2.1%
$   1,565,217 Duratek, Inc., Term Loan, 12/16/09 ............       1,560,326
              EnviroSolutions Holdings, Inc.
    2,407,105    Term Loan, 3/01/09 .........................       2,401,087
      384,797    Term Loan DD, 3/01/09+ .....................         383,835
                                                               ---------------
                                                                    4,345,248
                                                               ---------------

              DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
    1,000,000 GCI Holdings, Inc., Term Loan, 10/31/07 .......       1,005,625
    2,000,000 NTL Investment Holdings Ltd.,
                 Term Loan, 5/10/12 .........................       2,014,166




                    See Notes to Financial Statements.                    Page 3

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES
DIVIDEND & INCOME FUND - (CONTINUED)
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)


  PRINCIPAL                                                         MARKET
    VALUE                     DESCRIPTION                           VALUE
------------- -----------------------------------------------  --------------

SENIOR FLOATING RATE INTERESTS - CONTINUED

              DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
$   1,000,000 Valor Telecommunications Enterprises, LLC
                 Term Loan B, 11/10/11 ......................  $    1,010,750
                                                               ---------------
                                                                    4,030,541
                                                               ---------------

              ELECTRIC UTILITIES - 11.1%
    1,723,346 Allegheny Energy Supply Company, Inc.
                 Term Loan B, 3/08/11 .......................       1,752,643
    2,000,000 Astoria Energy LLC,
                 Term Loan 1st Lien, 4/16/12 ................       2,026,666
              CenterPoint Energy, Inc.
    2,000,000    Revolving Credit, 10/07/06+ ................       1,992,500
    1,989,130    Term Loan, 10/07/06 ........................       1,992,860
    1,990,000 Cogentrix Delaware Holdings, Inc.,
                 Term Loan, 2/25/09 .........................       2,019,850
    2,000,000 Coleto Creek WLE, LP,
                 Term Loan C, 6/30/12 .......................       2,029,166
    1,990,000 Midwest Generation, LLC,
                 Term Loan, 4/27/11 .........................       2,017,362
      500,000 Mission Energy Holdings International, LLC,
                 Term Loan, 12/11/06 ........................         500,781
              NRG Energy, Inc.
      719,674    L of C, 12/23/10*** ........................         738,746
    1,270,301    Term Loan, 6/23/10 .........................       1,303,964
    2,000,000 Reliant Resources, Inc.,
                 Revolving Credit, 3/15/07+ .................       1,994,584
    1,114,135 Riverside Energy Center, LLC,
                 Term Loan, 6/24/11 .........................       1,119,705
              Rocky Mountain Energy Center, LLC
       84,958    L of C, 6/24/11*** .........................          85,383
      800,907    Term Loan, 6/24/11 .........................         804,912
    2,500,000 Saguaro Utility Group I Corp.,
                  Term Loan DD, 3/25/11+ ....................       2,471,875
                                                               ---------------
                                                                   22,850,997
                                                               ---------------

              HEALTHCARE PROVIDERS & SERVICES - 5.4%
    2,000,000 Ardent Health Services Inc.,
                 Term Loan B, 8/12/11 .......................       2,002,500
    2,000,000 Community Health Systems Inc.,
                 Term Loan, 8/19/11 .........................       2,015,626
    1,995,000 Iasis Healthcare Corp., Term Loan B, 6/22/11 ..       2,022,017
    1,995,000 MedCath Holdings Corp., Term Loan, 6/30/11 ....       2,022,431
      997,500 Skilled Healthcare Group, Inc.,
                 Term Loan 1st Lien, 7/31/10 ................       1,004,981
    2,000,000 Vanguard Health Systems Inc.,
                 Term Loan B, 9/23/11 .......................       2,030,500
                                                               ---------------
                                                                   11,098,055
                                                               ---------------


Page 4                 See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES
DIVIDEND & INCOME FUND - (CONTINUED)
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)


  PRINCIPAL                                                         MARKET
    VALUE                     DESCRIPTION                           VALUE
------------- -----------------------------------------------  --------------

SENIOR FLOATING RATE INTERESTS - CONTINUED

MEDIA - 6.3%
$     997,500 Bragg Communications, Inc., Term Loan, 8/31/11     $  1,008,722
              Cablecom GmbH
    1,000,000    Term Loan B, 4/15/12 .......................       1,007,500
    1,000,000    Term Loan C, 4/15/13 .......................       1,007,500
    3,000,000 Century Cable Holdings, LLC,
                  Term Loan, 6/30/09 ........................       2,977,500
    3,000,000 Charter Communications Operating, LLC,
                 Term Loan A, 4/27/10 .......................       2,959,614
    2,000,000 Mediacom Group, LLC, Term Loan B, 3/31/13 .....       2,014,642
    2,000,000 UPC Distribution Holding B.V.,
                 Term Loan F, 10/29/11 ......................       2,021,250
                                                               ---------------
                                                                   12,996,728
                                                               ---------------

              OIL & GAS - 4.2%
    2,006,890 El Paso Corp., L of C, 11/19/09*** ............       2,015,132
    2,000,000 La Grange Acquisition, LP, Term Loan, 1/18/08 .       2,028,750
      980,357 Plains Resources, Inc., Term Loan, 7/23/10 ....         991,999
              Quest Cherokee, LLC
      284,444    L of C, 12/31/08*** ........................         286,578
    2,275,556    Term Loan, 7/22/10 .........................       2,292,622
    1,000,000 SemCrude L.P., Term Loan, 8/27/10 .............       1,010,000
                                                               ---------------
                                                                    8,625,081
                                                               ---------------

              ROAD & RAIL - 1.4%
    1,859,468 Kansas City Southern Railway Company,
                 Term Loan B, 3/31/08 .......................       1,885,036
    1,000,000 Railamerica Transportation Corp.,
                 Term Loan, 9/29/11 .........................       1,014,167
                                                               ---------------
                                                                    2,899,203
                                                               ---------------

              WIRELESS TELECOMMUNICATION SERVICES - 2.4%
    2,000,000 AAT Communications Corp.,
                 Term Loan B, 1/16/12 .......................       2,021,666
    1,995,000 American Tower Corp., Term Loan B, 8/31/11 ....       2,019,002
    1,000,000 Iowa Telecommunications Services, Inc.,
                 Term Loan B, 11/02/11 ......................       1,007,917
                                                               ---------------
                                                                    5,048,585
                                                               ---------------

              TOTAL SENIOR FLOATING RATE INTERESTS ..........      71,894,438
                                                               ---------------
              (Cost $66,385,463)




                      See Notes to Financial Statements.                  Page 5

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES
DIVIDEND & INCOME FUND - (CONTINUED)
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2004 (UNAUDITED)


  PRINCIPAL                                                         MARKET
    VALUE                                                           VALUE
------------  -----------------------------------------------  --------------

REPURCHASE AGREEMENT - 8.4%
(Cost $17,300,000)
$  17,300,000 Agreement with Wachovia Capital Markets, LLC,
                 1.96% dated 11/30/04 to be repurchased at
                 $17,300,942 on 12/01/04, collateralized by
                 $17,450,000 Federal Home Loan Bank Bond,
                 3.00% due 8/15/05 (Value $17,645,998) ......  $   17,300,000
                                                               ---------------
              UNFUNDED LOAN COMMITMENTS - (2.5)% ............      (5,184,282)
                                                               ---------------

              TOTAL INVESTMENTS++ - 137.5% ..................     284,049,129
              (Cost $252,905,025)**

              NET OTHER ASSETS AND LIABILITIES - (1.2)% .....      (2,451,235)
                                                               ---------------
              LOAN OUTSTANDING - (36.3)% ....................     (75,000,000)
                                                               ---------------
              NET ASSETS - 100.0% ...........................  $  206,597,894
                                                               ===============


------------------------------------------------------------------------------
+             Unfunded loan commitments. See footnote 2 for description.
++            All securities segregated as collateral for the loan outstanding.
**            Aggregate cost for federal tax purposes.
***           L of C-Letter of Credit.



Page 6                   See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS:
Investments, at value (See portfolio of investments) (a):
   Securities ...............................................................   $266,749,129
   Repurchase Agreement .....................................................     17,300,000
                                                                                -------------
Total Investments ...........................................................    284,049,129
Cash ........................................................................      1,645,268
Receivable for investment securities sold ...................................      1,531,081
Dividends receivable ........................................................      1,446,573
Interest receivable .........................................................        431,206
                                                                                -------------
     Total Assets ...........................................................    289,103,257
                                                                                -------------

LIABILITIES:
Outstanding loan payable ....................................................     75,000,000
Payable for investment securities purchased .................................      6,639,028
Investment advisory fee payable .............................................        653,644
Interest due on loan payable ................................................        147,857
Payable to administrator ....................................................         20,842
Trustees' fee payable .......................................................         19,435
Accrued expenses and other payables .........................................         12,146
Custody fee payable .........................................................          8,765
Audit and legal fees payable ................................................          3,646
                                                                                -------------
     Total Liabilities ......................................................     82,505,363
                                                                                -------------

NET ASSETS ..................................................................   $206,597,894
                                                                                =============
(a) Investments, at cost ....................................................   $252,905,025
                                                                                =============


NET ASSETS CONSIST OF:
Undistributed net investment income .........................................   $  2,613,914
Accumulated net realized gain on investments sold ...........................      1,648,051
Net unrealized appreciation of investments ..................................     31,172,631
Par value ...................................................................         89,802
Paid-in capital .............................................................    171,073,496
                                                                                -------------
     Total Net Assets .......................................................   $206,597,894
                                                                                =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ........   $      23.01
                                                                                =============
Number of Common Shares outstanding .........................................      8,980,236
                                                                                =============


                        See Notes to Financial Statements.                Page 7

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $856,895 ) ................................     $  7,038,822
Interest ...............................................................................        2,285,689
Delayed compensation income ............................................................           63,409
Utilized fee income ....................................................................            7,595
Amendment fee income ...................................................................            1,375
Ticker fee income ......................................................................              361
Facility fee income ....................................................................              158
Commitment fee income ..................................................................               74
                                                                                             -------------
   Total investment income .............................................................        9,397,483
                                                                                             -------------
EXPENSES:
Investment advisory fee ................................................................        1,231,064
Interest on outstanding loan payable ...................................................          718,463
Audit and legal fees ...................................................................          133,410
Administration fee .....................................................................          118,476
Trustees' fees and expenses ............................................................           29,580
Printing fees ..........................................................................           15,041
Custodian fees .........................................................................           15,041
Other ..................................................................................           53,673
                                                                                             -------------
   Net expenses ........................................................................        2,314,748
                                                                                             -------------
NET INVESTMENT INCOME ..................................................................        7,082,735
                                                                                             -------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain/(loss) on:
   Securities ..........................................................................        1,676,426
   Foreign currencies and net other assets .............................................          (28,375)
                                                                                             -------------
Net realized gain on investments .......................................................        1,648,051
                                                                                             -------------
Net change in unrealized appreciation/(depreciation) of:
   Securities transactions .............................................................       30,401,401
   Foreign currencies and net other assets .............................................           54,754
                                                                                             -------------
Net change in unrealized appreciation/(depreciation) of investments during the period ..       30,456,155
                                                                                             -------------
Net realized and unrealized gain on investments ........................................       32,104,206
                                                                                             -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................     $ 39,186,941
                                                                                             =============


Page 8                  See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENT OF CHANGES IN NET ASSETS



                                                                                                  SIX
                                                                                                MONTHS
                                                                                                 ENDED          PERIOD
                                                                                              11/30/2004         ENDED
                                                                                              (UNAUDITED)     5/31/2004*
                                                                                            --------------   --------------
Net investment income ....................................................................  $   7,082,735    $     961,404
Net realized gain/(loss) on investments ..................................................      1,648,051          (42,083)
Net change in unrealized appreciation/(depreciation) of investments during the period ....     30,456,155          716,476
                                                                                            --------------   --------------
Net increase in net assets resulting from operations .....................................     39,186,941        1,635,797

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ....................................................................     (5,388,142)         --
                                                                                            --------------   --------------
Total distributions to shareholders ......................................................     (5,388,142)         --

CAPITAL TRANSACTIONS:
Net proceeds from sale of 8,980,236 shares of Common Shares ..............................        --           171,163,298
                                                                                            --------------   --------------
Net increase in net assets ...............................................................     33,798,799      172,799,095

NET ASSETS:
Beginning of period ......................................................................    172,799,095         --
                                                                                            --------------   --------------
End of period ............................................................................  $ 206,597,894    $ 172,799,095
                                                                                            ==============   ==============
Undistributed net investment income at end of period .....................................  $   2,613,914    $     919,321
                                                                                            ==============   ==============

--------------------------------------------------
* The Fund commenced operations on March 16, 2004.


                   See Notes to Financial Statements.                     Page 9

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

Cash flows from operating activities:
   Investment income received .....................................................  $   1,898,893
   Dividend income received .......................................................      6,541,815
   Fee income received ............................................................         72,972
   Payment of operating expenses ..................................................     (1,347,934)
   Proceeds from sales of long-term securities ....................................     69,072,042
   Purchases of long-term securities ..............................................   (183,571,777)
   Net proceeds from short-term investments .......................................     39,900,000
                                                                                     -------------
 CASH USED BY OPERATING ACTIVITIES ................................................                  $  (67,433,989)

 Cash flows from financing activities:
   Distributions paid .............................................................     (5,388,142)
   Issuance of loan ...............................................................     75,000,000
   Interest expense ...............................................................       (570,606)
                                                                                     -------------
 CASH PROVIDED BY FINANCING ACTIVITIES ............................................                      69,041,252
                                                                                                      -------------
   Increase in cash ...............................................................                       1,607,263
   Cash at beginning of period ....................................................                          38,005
                                                                                                      -------------
   Cash at end of period ..........................................................                   $   1,645,268
                                                                                                      =============


 RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
   TO CASH USED BY OPERATING ACTIVITIES:
 Net increase in net assets resulting from operations .............................                   $  39,186,941
    Increase in investments* ......................................................  $ (63,903,242)
    Increase in interest and dividends receivable .................................       (921,839)
    Increase in receivables for investments sold ..................................     (1,531,081)
    Decrease in other assets ......................................................         17,991
    Decrease in payable for investments purchased .................................    (41,231,582)
    Increase in interest expense ..................................................        718,463
    Increase in accrued expenses ..................................................        230,360
                                                                                     -------------
 CASH USED BY OPERATING ACTIVITIES ................................................                   $ (67,433,989)
                                                                                                      =============

--------------------------------------------------
* Includes change in unrealized appreciation of $30,401,401.




Page 10             See Notes to Financial Statements.

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                                                                                                  SIX
                                                                                                 MONTHS
                                                                                                 ENDED          PERIOD
                                                                                              11/30/2004         ENDED
                                                                                              (UNAUDITED)      5/31/2004*
                                                                                            --------------    ------------

Net asset value, beginning of period .................................................      $        19.24    $      19.10

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ................................................................                0.79            0.11
Net realized and unrealized gain on investments ......................................                3.58            0.07
                                                                                            --------------    ------------
Total from investment operations .....................................................                4.37            0.18
                                                                                            --------------    ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ................................................................               (0.60)        --
                                                                                            --------------    ------------
Total from Distributions .............................................................               (0.60)        --
                                                                                            --------------    ------------
Common shares offering costs charged to paid-in capital ..............................            --                 (0.04)
                                                                                            --------------    ------------
Net asset value, end of period .......................................................      $        23.01    $      19.24
                                                                                            ==============    ============
Market value, end of period ..........................................................      $        20.70    $      17.70
                                                                                            ==============    ============

TOTAL RETURN BASED ON NET ASSET VALUE(A)+ ............................................               23.52%           0.73%
                                                                                            ==============    ============
TOTAL RETURN BASED ON MARKET VALUE(B)+ ...............................................               20.79%         (11.50)%
                                                                                            ==============    ============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .................................................      $      206,598    $    172,799
Ratio of operating expenses to average net assets ....................................                1.73%**         1.47%**
Ratio of operating expenses to average net assets including interest expense .........                2.51%**      --
Ratio of net investment income to average net assets .................................                7.69%**         3.14%**
Portfolio turnover rate ..............................................................               30.13%           0.00%

SENIOR INDEBTEDNESS:
Loan outstanding (in 000's) ..........................................................      $       75,000     $   --
Asset coverage per $1,000 of indebtedness (c) ........................................      $        3,755     $   --

--------------------------------------------------
*    The Fund commenced operations on March 16, 2004.
**   Annualized
(a)  Total return on net asset value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in net asset value per share.
(b) Total return on market value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in stock price per share, all based on market price per share.
(c) Calculated by subtracting the Fund's total liabilities (not including the loan outstanding) from the Fund's total assets, and dividing by the amount of senior indebtedness.
+   Total return is not annualized for periods less than one year and does not reflect sales load.

                    See Notes to Financial Statements.                   Page 11

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          NOVEMBER 30, 2004 (UNAUDITED)

                               1. FUND DESCRIPTION

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on January 21, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund's investment objective is to seek a high level of current return consisting of dividends, interest and other similar income while attempting to preserve capital. In pursuit of the objective, the Fund seeks to manage its investments and expenses so that a significant portion of its distributions to the Fund's common shareholders will qualify as tax-advantaged dividends, subject to the continued availability of favorable tax treatment for such qualifying dividends. The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio of equity, debt, preferred or convertible securities and other instruments (for instance, other instruments could include Canadian income trusts and Australian stapled securities) issued by U.S. and non-U.S. issuers ("Infrastructure Issuers") that have as their primary focus (in terms of income and/or assets) the management, ownership and/or operation of infrastructure and utilities assets ("Infrastructure Assets") in a select group of countries.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value, with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method in good faith to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures approved by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not be reflected in the computation of the Fund's NAV. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures approved by the Fund's Board of Trustees. All securities and other assets of the Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          NOVEMBER 30, 2004 (UNAUDITED)


The Senior Floating Rate Interests ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having substantially grown in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value as determined in good faith under procedures approved by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.


REPURCHASE AGREEMENT:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.


CASH FLOW INFORMATION:

The Fund issues its shares, invests in securities, and distributes dividends from net investment income (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash receipts and disbursements is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities, and accretion/amortization of discount /premium recognized on investment securities.


SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Market premiums and discounts are amortized over the expected life of each respective borrowing.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Amendment fees are compensation for evaluating and accepting changes to credit agreements. Commitment fees are compensation received on undrawn amounts under a revolving credit agreement. Facility fees are received on a facility's entire committed amount, regardless of usage. Delayed compensation fees are received for delays of settlement of interest income.


UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments and Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          NOVEMBER 30, 2004 (UNAUDITED)



FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets and liabilities. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.


INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.


EXPENSES:

The Fund will pay all expenses directly related to its operations.


ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of initial prospectus, among other fees. First Trust, Macquarie Infrastructure Fund Adviser, LLC ("MIFA") and Four Corners Capital Management, LLC ("Four Corners") have paid all organizational expenses and all offering costs of the Fund (other than sales load) that exceed $0.04 per Common Share. The Fund's share of Common Share offering costs, $359,209, were recorded as a reduction of the proceeds from the sale of Common Shares at May 31, 2004.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For its investment management services, First Trust is entitled to a quarterly fee calculated at an annual rate of 0.40% of the Fund's total assets (as defined in the prospectus), up to $250 million and 0.35% of the Fund's total assets over $250 million.

MIFA and Four Corners serve as the Fund's sub-advisors and manage the Fund's portfolio subject to First Trust's supervision. MIFA manages the Core Component and for its portfolio management services, MIFA is entitled to a quarterly fee calculated at an annual rate of 0.60% for that portion of the Fund's Total Assets allocated to MIFA. If the Fund's Total Assets are greater than $250 million, MIFA will receive an annual portfolio management fee of 0.65% for that portion of the Fund's Total Assets over $250 million. In addition, to the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          NOVEMBER 30, 2004 (UNAUDITED)



extent that MIFA invests a portion of the Core Component in unlisted securities ("Core Unlisted Instruments"), MIFA is entitled to receive a supplemental fee of 0.60% of that portion of the Fund's Total Assets invested in Core Unlisted Instruments. Four Corners manages the Senior Loan Component and, for its portfolio management services, Four Corners is entitled to a quarterly fee calculated at an annual rate of 0.60% for that portion of the Fund's Total Assets allocated to Four Corners.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Effective June 7, 2004, the Trustees of the Fund approved a revised compensation plan. Under the revised plan, the Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Trustees adopted the revised plan because the increase in the number of funds in the First Trust complex had the effect of rapidly increasing their compensation under the previous arrangements. Prior to June 7, 2004, the Fund paid each Trustee who was not an officer or employee of First Trust or any of its affiliates $10,000 per annum plus $1,000 per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended November 30, 2004, aggregated amounts were $142,399,573 and $70,631,498, respectively.

As of November 30, 2004, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost, was $31,252,372 and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value, was $108,268.

                                 5. COMMON STOCK

As of November 30, 2004, 8,980,236 of $0.01 par value Common Shares were issued and outstanding. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

                   6. REVOLVING CREDIT AND SECURITY AGREEMENT

The Fund has entered into a Revolving Credit and Security Agreement among the Fund, CRC Funding, LLC, as conduit lender and Citigroup North America, Inc., as secondary lender, which provides for a revolving credit facility to be used as leverage for the Fund. The credit facility provides for a secured line of credit for the Fund, where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33 1/3% of the Fund's total assets after borrowings). The total commitment under the Revolving Credit and Security Agreement is $75,000,000. For the six months ended November 30, 2004, the average amount outstanding was $63,172,131 with a weighted average interest rate of 1.59%. The Fund also pays additional borrowing costs, which includes an administration fee of 0.02%, a program fee of 0.35% and a liquidity fee of 0.14% per year.

                                 7. SENIOR LOANS

Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. Senior Loans generally have maturities that range from five to eight years; however, the Fund estimates that refinancings and prepayments result in an average maturity of the Senior Loans held in it's portfolio of generally between 18-36 months.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                          NOVEMBER 30, 2004 (UNAUDITED)


Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"),
(ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

                            8. CONCENTRATION OF RISK

The Fund intends to invest up to 100% of its Total Assets in the securities and instruments of Infrastructure Issuers. Given this industry concentration, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting that industry than an investment company that is not concentrated in a single industry. Infrastructure Issuers, including utilities and companies involved in infrastructure projects, may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

               9. SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, and First Trust/Four Corners Senior Floating Rate Income Fund II was held on September 13, 2004. At the Annual Meeting the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec, Richard E. Erickson and David M. Oster, was elected to serve an additional one year term. The number of votes cast for James A. Bowen was 5,415,025, the number of votes withheld was 35,540 and the number of abstentions was 3,529,671. The number of votes cast for Niel B. Nielson was 5,414,425, the number of votes withheld was 36,140 and the number of abstentions was 3,529,671. The number of votes cast for Richard E. Erickson was 5,412,875, the number of votes withheld was 37,690 and the number of abstentions was 3,529,671. The number of votes cast for Thomas R. Kadlec was 5,415,025, the number of votes withheld was 35,540 and the number of abstentions was 3,529,671. The number of votes cast for David M. Oster was 5,418,290, the number of votes withheld was 32,275 and the number of abstentions was 3,529,671.

                              10. SUBSEQUENT EVENT

On December 6, 2004, the Fund declared a dividend of $0.76 per share which represents a dividend from net investment income to Common Shareholders of record on December 22, 2004, payable December 30, 2004.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

  MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND & INCOME FUND
                                NOVEMBER 30, 2004


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC (the "Plan Agent") in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

    (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or (ii) 95% of the market price on that date.

    (2) If the Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website located at http://www.sec.gov.


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


                    REGISTRANT PURCHASES OF EQUITY SECURITIES

------------------------------------------------------------------------------------------------------------------------------------
                                                            (C) TOTAL NUMBER OF              (D) MAXIMUM NUMBER (OR
                                                               SHARES (OR UNITS)           APPROXIMATE DOLLAR VALUE)
                     (A) TOTAL NUMBER    (B) AVERAGE        PURCHASED AS PART OF           OF SHARES (OR UNITS) THAT
                      OF SHARES (OR    PRICE PAID PER         PUBLICLY ANNOUNCED           MAY YET BE PURCHASED UNDER
      PERIOD        UNITS) PURCHASED   SHARE (OR UNIT)        PLANS OR PROGRAMS              THE PLANS OR PROGRAMS
------------------------------------------------------------------------------------------------------------------------------------
Month #1                   1,000            $17.50                   N/A                               N/A
(June 1, 2004-June
30, 2004)
------------------------------------------------------------------------------------------------------------------------------------
Month #2                                     N/A                     N/A                                N/A
(July 1, 2004-July
31, 2004)
------------------------------------------------------------------------------------------------------------------------------------
Month #3                    17              $17.46                   N/A                                N/A
(August 1,
2004-August 31,
2004)
------------------------------------------------------------------------------------------------------------------------------------
Month #4                                     N/A                     N/A                                N/A
(September 1, 2004
- September 30,
2004)
------------------------------------------------------------------------------------------------------------------------------------
Month #5                    15              $19.53                   N/A                                N/A
(October 1,
2004-October 31,
2004)
------------------------------------------------------------------------------------------------------------------------------------
Month #6                                     N/A                     N/A                                N/A
(November 1,
2004-November 30,
2004)
------------------------------------------------------------------------------------------------------------------------------------
Total                      1032
------------------------------------------------------------------------------------------------------------------------------------

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    MACQUARIE/FIRST TRUST GLOBAL INFRASTRUCTURE/UTILITIES DIVIDEND &
                INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chief Executive Officer
                          (principal executive officer)

Date  JANUARY 27, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date  JANUARY 27, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           (principal financial officer)

Date  JANUARY 27, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.